Revenue from contracts with customers	12 Months Ended
Dec. 31, 2022
Revenues [Abstract]
Revenue from contracts with customers	Revenue from contracts with customers
Disaggregation and timing of revenue from contracts with customers
Set out below is the disaggregation of the Group’s revenue from contracts with customers.

(in €‘000)	2022	2021	2020
Type of goods or service
Charging sessions	65,347	26,108	14,879
Service revenue from the sale of charging equipment	33,585	37,253	15,207
Service revenue from installation services	28,630	19,516	12,313
Service revenue from operation and maintenance of charging equipment	3,230	3,414	1,850
Service revenue from consulting services	3,108	—	—
Total revenue from external customers	133,900	86,291	44,249
Timing of revenue recognition
Services transferred over time	34,968	22,930	14,162
Goods and services transferred at a point in time	98,932	63,361	30,087
Total revenue from external customers	133,900	86,291	44,249
Assets and liabilities related to contracts with customers
The Group has recognized the following assets and liabilities related to contracts with customers:

(in €‘000)	December 31, 2022	December 31, 2021
Assets
Current contract assets	1,512	1,226
Loss allowance	—	—
Total contract assets	1,512	1,226
Liabilities
Current contract liabilities	7,917	21,192
Non-current contract liabilities	2,442	—
Total contract liabilities	10,359	21,192
Refer to Note 20 for details on trade receivables and the loss allowance on trade receivables and contract assets.
Significant changes in contract assets and liabilities
The change in contract assets and contract liabilities is the result of the Group’s development contract activities which started in 2019 and which have increased since then. For certain development contracts, the Group provides services exceeding the payments received from customers which result in contract assets. Conversely, the Group receives prepayments for certain development contracts which result in contract liabilities. For the year ended December 31, 2022, contract assets increased mainly for development contracts with Mega-E where significant milestones were reached. Contract liabilities decreased mainly as a result of prepayments received for development contracts with EV Cars in prior year for which the performance obligations have been satisfied in the current year. This decrease has been offset by an increase in contract liabilities of €3,358 thousand for future charging services to be provided to one of the PIPE Investors. For more information on balances with related parties, reference is made to Note 35.2
During the year ended December 31, 2022, the Group entered into a strategic partnership with a PIPE Investor for future charging sessions. A portion of the cash received for the PIPE Investment was therefore accounted for as a contract liability in recognition of future services to be transferred to the customer. As of December 31, 2022, €3,358 thousand (December 31, 2021: € nil) of the contract liability balance relates to this arrangement, of which €916 thousand is recognized as current and €2,442 thousand is recognized as non-current.
The Group did not recognize a loss allowance for contract assets in accordance with IFRS 9 as of December 31, 2022 and December 31, 2021, see Note 32 for further information.
Revenue recognized in relation to contract liabilities
The following table shows how much revenue the Group recognized that relates to carried-forward contract liabilities.

(in €‘000)	2022	2021	2020
Revenue recognized that was included in the contract liability balance at the beginning of the period	21,192	7,280	5,250
Performance obligations
The transaction price allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at each reporting date is, as follows:

(in €‘000)	2022	2021
Within one year	24,791	25,274
More than one year	7,909	—
Total	32,700	25,274
As at December 31, 2022, the Group expects that 76% of the transaction price allocated to unsatisfied performance obligations will be recognized as revenue during the next financial reporting year. The remaining 24% will be recognized in the 2024 and 2025 financial reporting years. Of the total unsatisfied performance obligations, 90% relates to service revenue from the sale of charging equipment and service revenue from installation services. The remaining portion of 10% relates to revenue from charging sessions.